COMMITMENTS AND CONTINGENCIES - Leases Future Income Due Under Noncancelable Operating Sublease Agreements (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 981
2023	1,000
2024	1,019
2025	516
2026	0
Thereafter	0
Total	$ 3,516